Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Basis of preparation and significant accounting policies
Summary of annual depreciation rates

Rate of
Depreciation
Hangar and buildings	3.33 to 5%
Plant and equipment (excluding aircraft)	20 to 33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Schedule of estimates of useful lives and residual values

Number of Owned Aircraft
Aircraft Type	at March 31, 2021	Useful Life	Residual Value
Boeing 737s	419 (a)	23 years from date of manufacture	15% of current market value of new aircraft, determined periodically

The Group operated 451 aircraft as of March 31, 2021, of which 3 were leased Boeing 737 aircraft and 29 were leased Airbus A320 aircraft.